Goodwill and Intangible Assets - Estimated Intangible Asset Amortization Expense (Details) (10-K) $ in Thousands	Dec. 31, 2020 USD ($)
Estimated Amortization
2021	$ 19,182,000
2022	7,637,000
2023	555,000
2024	0
2025	$ 0